SEGMENT REPORTING	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company's operations are organized into three operating segments: Reinsurance, Direct Insurance and PRT. These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings ( “Distributable Operating Earnings”, or “DOE”).
Distributable Operating Earnings is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$709	$—	$493	$1,202
Other net investment income, including funds withheld	455	90	49	594
Segment revenues	1,164	90	542	1,796
Policyholder benefits, net	(590)	—	(527)	(1,117)
Other insurance and reinsurance expenses	(240)	(59)	—	(299)
Operating expenses excluding transactions costs	(152)	(2)	(5)	(159)
Interest expense	(24)	(1)	—	(25)
Current income tax (expense) recovery	(8)	—	—	(8)
Segment DOE	150	28	10	188
Depreciation expense				(5)
Deferred income tax expense				(11)
Transaction costs				(5)
Net investments gains and losses, including funds withheld				291
Unrealized mark to market within insurance contracts				(68)
Other corporate activities				(30)
Net Income				$360

FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$223	$—	$1,010	$1,233
Other net investment income, including funds withheld	101	$41	24	166
Segment revenues	324	41	1,034	1,399
Policyholder benefit, net	(170)	$—	(1,026)	(1,196)
Other insurance and reinsurance expenses	(62)	$(28)	—	(90)
Operating expenses excluding transactions costs	(44)	(2)	(3)	(49)
Interest expense	(5)	(5)	—	(10)
Current income tax expense	1	—	—	1
Segment DOE	44	6	5	55
Depreciation expense				(3)
Deferred income tax expense				(7)
Transaction costs				(20)
Net investments gains and losses, including funds withheld				9
Other corporate activities, net				(9)
Net Income				$25

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$1,431	$—	$668	$2,099
Other net investment income, including funds withheld	764	169	92	1,025
Segment revenues	2,195	169	760	3,124
Policyholder benefit, net	(1,096)	—	(724)	(1,820)
Other insurance and reinsurance expenses	(476)	(113)	(5)	(594)
Operating expenses excluding transactions costs	(302)	(7)	(10)	(319)
Interest expense	(47)	(1)	—	(48)
Current income tax expense	(14)	—	—	(14)
Segment DOE	260	48	21	329
Depreciation expense				(10)
Deferred income tax expense				2
Transaction costs				(9)
Net investments gains and losses, including funds withheld				146
Unrealized mark to market within insurance contracts				(147)
Other corporate activities, net				(44)
Net Income				$267

FOR THE SIX MONTHS ENDED JUN. 30 2022 (MILLIONS)	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$223	$—	$1,119	$1,342
Other net investment income, including funds withheld	101	94	58	253
Segment revenues	324	94	1,177	1,595
Benefits paid on insurance contracts, net	—	—	—	—
Policyholder benefits, net	(170)	—	(1,165)	(1,335)
Other insurance and reinsurance expenses	(62)	(66)	—	(128)
Changes in deferred acquisition costs	—	—	—	—
Operating expenses excluding transactions costs	(44)	(7)	(6)	(57)
Interest expense	(5)	(11)	—	(16)
Current income tax expense	1	—	—	1
Segment DOE	$44	10	6	60
Depreciation expense				(3)
Deferred income tax expense				(11)
Transaction cost				(24)
Net investment gains and losses, including funds withheld				107
Unrealized mark-to-market within insurance contracts				59
Other corporate activities, net				(7)
Net income				$181
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers. All existing reinsurance contracts are with U.S. based insurance companies. Total premium revenues recorded within our Reinsurance segment for the six months ended June 30, 2023 were from transactions with two United States ceding companies.
Total premium revenues recorded within our PRT segment for the six months ended June 30, 2023, and 2022 were from Canadian and U.S. counterparties.
Total premium revenues recorded within our Direct Insurance segment for the six months ended June 30, 2023 were from transactions with U.S. retail customers.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT JUN. 30, 2023 (MILLIONS)	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$10,713	$4,180	$32,192	$909	$47,994
Liabilities	8,892	4,003	28,229	2,324	43,448
Equity and other	1,820	177	3,963	(1,414)	4,546

AS AT DEC. 31, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$9,316	$3,420	$29,541	$1,181	$43,458
Liabilities	7,644	3,216	25,786	2,547	39,193
Equity and other	1,672	204	3,755	(1,366)	4,265
1.Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.